SEGMENT AND GEOGRAPHIC INFORMATION - Major customers (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) customer	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Major customers
Number of major customers | customer	3
Revenue	€ 90,246	€ 95,058	€ 39,481
First customer
Major customers
Revenue	17,649	25,092	€ 9,931
Second customer
Major customers
Revenue	16,361	€ 11,876
Third customer
Major customers
Revenue	€ 12,280